Financial structure and financial costs - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Maximum credit risk exposure	$ 94,548	$ 70,664	$ 68,563
Net margin call (paid) received	(7,299)	1,556	(2,486)
Sale of receivables
Credit risk
Net value of receivables sold	8,347
Financial asset remaining recognized after date of sale	0
Financial liability remaining recognized after date of sale	0
Reverse factoring
Credit risk
Net value of receivables sold	383
Loans to equity affiliates
Credit risk
Maximum credit risk exposure	4,532	5,129	3,999
Loans and advances
Credit risk
Maximum credit risk exposure	2,107	2,458	1,982
Other non-current financial assets related to operational activities
Credit risk
Maximum credit risk exposure	312	287	332
Non-current financial assets
Credit risk
Maximum credit risk exposure	2,404	4,781	912
Accounts receivable
Credit risk
Maximum credit risk exposure	21,983	14,068	18,488
Other operating receivables
Credit risk
Maximum credit risk exposure	29,553	8,043	11,506
Current financial assets
Credit risk
Maximum credit risk exposure	12,315	4,630	3,992
Cash and cash equivalents
Credit risk
Maximum credit risk exposure	$ 21,342	$ 31,268	$ 27,352